Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,711.0	£ 9,857.0
AT1 capital	2,100.0	2,100.0
Tier 1 capital	12,811.0	11,957.0
Tier 2 capital	1,773.0	1,984.0
Total capital	14,584.0	13,941.0
CET1 capital before regulatory adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	13,425.0	11,993.0
- Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	7,060.0	7,060.0
AT1 capital	2,100.0	2,100.0
Tier 2 capital	1,855.0	2,203.0
Increase (decrease) in regulatory capital	(348.0)
- Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	6,159.0	5,258.0
Increase (decrease) in regulatory capital	901.0
- Accumulated other reserves
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	206.0	(325.0)
- Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,118.0)	(1,129.0)
Increase (decrease) in regulatory capital	11.0
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(312.0)	(340.0)
Increase (decrease) in regulatory capital	28.0
- Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(211.0)	311.0
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	2.0	1.0
- Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(378.0)	(316.0)
Increase (decrease) in regulatory capital	(62.0)
- Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(3.0)	(3.0)
- Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	0.0	182.0
Increase (decrease) in regulatory capital	(182.0)
-Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	(82.0)	(401.0)
Increase (decrease) in regulatory capital	319.0
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in regulatory capital	(522.0)
Transitional IFRS 9 benefit
Disclosure Of Regulatory Capital Resources [Line Items]
Total capital	0.0	12.2
Cash flow hedges | - Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in regulatory capital	£ 0.0	£ 0.6